Related party transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Revenue generated	¥ 7,850	¥ 622	¥ 12,677
Amounts due from related parties		15,149		$ 5,799	¥ 37,565
Amounts due to related parties		¥ 7,469		$ 1,153	¥ 7,469
Acquisition percentage				100.00%	100.00%
Acquisition value					¥ 69,000
Alibaba Group Holding Limited [Member]
Related Party Transaction [Line Items]
Revenue generated			12,677
Interest expense			13
Amounts due from related parties		¥ 12,743	7,126		18,702
Alibaba Group Holding Limited [Member] | Marketing Service [Member]
Related Party Transaction [Line Items]
Fees paid	¥ 141,412	69,072	52,617
Alibaba Group Holding Limited [Member] | Logistic Service [Member]
Related Party Transaction [Line Items]
Fees paid	2,059	1,603	¥ 3,328
Ahead (Shanghai) Trade Co., Ltd [Member]
Related Party Transaction [Line Items]
Fees paid	1,134	484
Revenue generated	7,850	622
Amounts due from related parties		2,406			18,863
Ahead (Shanghai) Trade Co., Ltd [Member] | Services Provided [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		210			15,951
Investors and Founding Shareholders [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		7,469			7,469
Amount of transaction	61,472
Founding Shareholders [Member]
Related Party Transaction [Line Items]
Amount of transaction	20,963
Investors [Member]
Related Party Transaction [Line Items]
Amount of transaction	¥ 47,978
Ahead on behalf of the Group [Member]
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 2,196			¥ 2,912